Summary of Significant Accounting Policies - Property (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Jun. 30, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Gross	$ 545.1	$ 534.1		$ 591.4
Accumulated depreciation	(133.0)	(88.2)		(182.0)
Property, Plant and Equipment, Net	412.1	445.9		409.4
Depreciation	46.1	42.7	38.0
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Gross	12.2	12.2		12.9
Building and Building Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Gross	131.3	128.2		134.8
Useful life minimum	12
Useful life maximum	30
Machinery and Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Gross	395.3	381.5		407.8
Useful life minimum	1
Useful life maximum	20
Construction in Progress [Member]
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Gross	$ 6.3	$ 12.2		$ 14.2